Related parties (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transaction, Description of Transaction	"American DG Energy, GlenRose Instruments Inc., or GlenRose Instruments, Tecogen Inc., or Tecogen, and Ilios Inc., or Ilios, are affiliated companies by virtue of common ownership. Specifically, John N. Hatsopoulos who is the Chairman of the Company is: (a) the Chief Executive Officer and director of American DG Energy and holds 11.9% of the company''''s common stock, (b) the Chief Executive Officer and director of Tecogen and holds 27.4% of the company''''s common stock, (c) a director of Ilios and holds 7.3% of the company''''s common stock, and (d) the Chairman of GlenRose Instruments and holds 15.7% of the company''''s common stock. Dr. George N. Hatsopoulos, who is John N. Hatsopoulos'''' brother, is: (a) a director of American DG Energy and holds 14.5% of the company''''s common stock, (b) a director of Tecogen and holds 26.0% of the company''''s common stock, (c) an investor in Ilios and holds 2.9% of the company''''s common stock and (d) an investor of GlenRose Instruments and holds 15.7% of the company''''s common stock."
Inventory	$ 198,439	$ 137,976
Lease Expiration Date	Mar. 31, 2014
Chief Financial Officer [Member]
Percentage Of Time Spent By Related Parties	15.00%
Hourly Rate Of Salary Expenditure Reimbursed	108
Board Of Directors Chairman [Member]
Purchase Of Shares From Accredited Investor One		25,000
Purchase Of Shares From Accredited Investor Two		25,000
Common Stock Share Purchase Price		$ 1
Officers' Compensation	1
Percentage Of Time Spent By Related Parties	20.00%
Chief Executive Officer [Member]
Percentage Of Time Spent By Related Parties	25.00%
Hourly Rate Of Salary Expenditure Reimbursed	$ 119
Parent Company [Member]
Percentage Of Shares	82.80%